Tax litigation and other legal matters (Details) R in Millions	1 Months Ended
	Oct. 31, 2013 customer	Dec. 31, 2020 ZAR (R)
Tax contingent liability
Contingent liabilities
Estimated financial effect of contingent liabilities		R 2,540
Securities class action | LCCP
Contingent liabilities
Legal proceedings provision		0
Legal review of Sasol Gas National Energy Regulator of South Africa (NERSA) maximum price decision and NERSA gas transmission tariff application
Contingent liabilities
Number of customers that requested review application | customer	7
Legal proceedings provision		R 0